Prepaid Expenses and Other Current Assets, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Balance at beginning of the year	$ (165)	$ (180)
(Provision) Reversal	(1)	15
Ending balance	$ (166)	$ (165)